LOANS PAYABLE (Details Narrative) - USD ($)					9 Months Ended		12 Months Ended
	Aug. 24, 2024	Mar. 20, 2023	Sep. 30, 2020	Jul. 16, 2020	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Proceeds from notes payable					$ 513,200	$ 215,000
Long-term loan payable					295,296		$ 146,798
Proceeds from construction loans payable		$ 339,500						$ 339,500
Interest rate		8.00%
Payments of loan costs		$ 15,302
Repaid		$ 489,650
Loans payable					1,180,536		405,314	405,314
Loans payable					405,314		400,000
Private Loan payable					203,623				$ 500,000
Minimum [Member]
Interest rate									10.00%
Maximum [Member]
Interest rate									30.00%
SLG Innovation Inc. [Member]
Loans payable					264,379
EIDL loan					157,220
Loans payable					$ 264,379
Promissory Note Eight [Member]
Proceeds from notes payable	$ 15,000			$ 150,000
EIDL Loan [Member]
Interest accrues percentage				3.75%
Debt instrument, periodic payment				$ 731
Principal and interest is payable term				30 years
Notes payable							3,202
Long-term loan payable							$ 146,798	$ 146,798
EIDL Loan [Member] | SLG Innovation Inc. [Member]
Proceeds from notes payable			$ 150,000
Interest accrues percentage			3.75%
Debt instrument, periodic payment			$ 731
Principal and interest is payable term			30 years
Promissory Note [Member]
Proceeds from notes payable				$ 150,000